Prepayments and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepayments and other current assets
Advance to suppliers	$ 12,529	$ 3,882
Prepayment for share repurchase (1)	10,355
Deferred professional costs	3,049
Rental deposits	438	136
VAT recoverable (2)	621	92
Receivables from third party payment platforms	175	256
Interest receivable	123
Others	592	27
Total prepayments and other current assets	27,882	4,393
Other non-current assets
Rental deposits	1,818	1,547
Deferred initial public offering related costs		182
Total other non-current assets	$ 1,818	$ 1,729